EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Details
Net income (loss)	$ (198,171)	$ (94,613)	$ (3,074,179)	$ (277,797)	$ (601,002)	$ (6,687,912)
Weighted average common shares outstanding - basic					12,564,824	12,561,598
Option awards					80,741	206,873
Weighted average common shares outstanding - dilutive					12,564,824	12,561,598
Net income (loss) per share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.24)	$ (0.02)	$ (0.05)	$ (0.53)